CREDIT FACILITIES (Tables)	3 Months Ended
Dec. 31, 2025
CREDIT FACILITIES
Summary of credit facilities

	Unsecured
	Credit	Kamino
	Facility	Facility	Total
Balance, September 30, 2024	$—	$—	$—
Advances to Company	16,387,090	—	16,387,090
Repayments during the year	(222,500)	—	(222,500)
Balance, September 30, 2025	$16,164,590	$—	$16,164,590
Advances to Company	—	5,766,098	5,766,098
Repayments during the year	(7,000,000)	—	(7,000,000)
Balance, December 31, 2025	$9,164,590	$5,766,098	$14,930,688